Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt	Long term debt:

	2021	2020
Long-term debt:
Revolving credit facilities (a) (c)	$—	$283.0
Term loan credit facilities (b) (c)	2,341.8	2,583.8
Senior Unsecured Notes (d)	1,302.4	80.0
Fairfax Notes (e)	—	600.0
Senior Unsecured Exchangeable Notes (f)	201.3	201.3
Senior Secured Notes (g)	500.0	—
	4,345.5	3,748.1
Fair value adjustment on term loan credit facilities	—	(0.1)
Debt discount on Fairfax Notes	—	(130.9)
Debt discount on Senior Unsecured Exchangeable Notes	(5.1)	(6.1)
Deferred financing fees	(57.6)	(44.9)
Long-term debt	4,282.8	3,566.1
Current portion of long-term debt	(551.0)	(332.1)
Long-term debt	$3,731.8	$3,234.0
(a)Revolving credit facilities
As at December 31, 2021, the Company had three revolving credit facilities available (December 31, 2020 – four revolving credit facilities) which provided for aggregate borrowings of up to $600,000,000 (December 31, 2020 – $500,000,000), of which $600,000,000 (December 31, 2020 – $217,000,000) was undrawn.
On February 28, 2020, the Company acquired the outstanding debt of APR Energy. Concurrently, the Company entered into a credit facility of up to $185,000,000 (the “Bank Facility”) comprised of a revolving loan facility of $50,000,000 and a term loan facility of $135,000,000, the proceeds of which were used to refinance the APR Energy’s outstanding debt. The Bank Facility matures on February 28, 2023 and is secured by the Company’s power generation assets.
On July 2, 2020, the Company entered into a $150,000,000 revolving credit facility, refinancing a $150,000,000 revolving credit facility due to mature in August 2020. The new facility matures on July 2, 2022 and can increase to a maximum capacity of $200,000,000, subject to additional commitments (note 24(f)).
In May 2021, the Company refinanced one revolving credit facility which increased the aggregate commitments by $100,000,000 and extended the maturity by two years.
Revolving credit facilities and Term loan credit facilities balances as at December 31, 2020 have been reclassified to conform to the financial statement presentation adopted for the current year.
As at December 31, 2021, the Company has no drawn revolving credit facilities. As at December 31, 2020, the one month, three month and six month average LIBOR on the Company’s revolving credit facilities is 0.2%, 0.2% and 0.3%, respectively and the margin is 0.5% and 2.25%. The weighted average rate of interest, including the margin, for the Company’s revolving credit facilities is 1.4% as at December 31, 2020. Interest payments were made monthly, quarterly and semi-annually.
The Company is subject to commitment fees ranging between 0.5% and 0.6% (December 31, 2020 – 0.2% and 0.6%) calculated on the undrawn amounts under the various facilities.
13.    Long term debt (continued):
(b)Term loan credit facilities
As at December 31, 2021, the Company has entered into $4,052,103,000 (December 31, 2020 – $2,833,850,000) of term loan credit facilities, of which $1,710,224,000 (December 31, 2020 - $250,000,000) was undrawn.
On February 28, 2020, the Company entered into the Bank Facility which includes a $135,000,000 term loan facility (note 13(a)).
On March 6, 2020, the Company entered into a $100,000,000 term loan credit facility, which bears a fixed interest rate of 7.7% per annum and matures on March 6, 2025. This facility is secured by the Company’s power generation assets.
In February 2020 and March 2020, the Company increased the aggregate commitment under an existing term loan credit facility (the “December 2019 Term Loan”), which matures on December 30, 2025, by $100,000,000.
On October 15, 2020, the Company entered into a sustainability-linked term loan facility (the “October 2020 Term Loan”) with an aggregate principal of $200,000,000, which was subsequently upsized to $250,000,000 on December 14, 2020. The facility matures on October 14, 2026 and bears an initial interest rate of three month LIBOR plus 2.25% margin. The margin may be subsequently adjusted if the Company meets certain sustainability metrics during the term of the loan.
The December 2019 Term Loan and the October 2020 Term Loan are secured by a portfolio of vessels, which also secured some of the Company’s other credit facilities.
In May 2021, the Company amended and restated three term loan credit facilities which increased the aggregate commitments by $79,540,000 and extended maturities by two years.
In June 2021, the Company made early prepayment of $59,961,000 on one term loan that matures on July 6, 2025.
In May 2021, the Company entered into a $6,500,000 term loan credit facility, which bears a fixed interest rate of 3.8% per annum and matures on May 30, 2024.
In July 2021, the Company entered into a $6,500,000 term loan credit facility, which bears a fixed interest rate of 3.8% per annum and matures on July 2, 2024.
In October 2021, the Company entered into a $633,088,000 term loan credit facility, which bears an initial interest rate of three month LIBOR plus 1.4% margin. No amounts have been drawn under the facility as of December 31, 2021.
In December 2021, the Company entered into a $1,077,137,000 term loan credit facility, which bears an initial interest rate of three month LIBOR plus 3.39% margin. No amounts have been drawn under the facility as of December 31, 2021.
Term loan credit facilities drawn mature between December 31, 2022 and January 21, 2030.
For all of the Company’s term loan credit facilities, except for one, interest is calculated based on three month or six month LIBOR plus a margin per annum, dependent on the interest period selected by the Company. The three month and six month average LIBOR was 0.2% and 0.2%, respectively (December 31, 2020 – 0.2% and 0.3%) and the margins ranged between 0.4% and 3.5% as at December 31, 2021 (December 31, 2020 – 0.4% and 4.3%).
For one of the term loan credit facilities with a total principal amount outstanding of $27,198,000 (December 31, 2020 – $39,970,000), interest is calculated based on the Export-Import Bank of Korea (“KEXIM”) rate plus 0.7% per annum.
13.    Long term debt (continued):
(b)Term loan credit facilities (continued):
For two of the term loan credit facilities with a total principal amount outstanding of $921,000,000 (December 31, 2020 – $nil), interest is calculated based on a fixed rate of 3.8% per annum for both.
The weighted average rate of interest, including the applicable margin, was 1.9% as at December 31, 2021 (December 31, 2020 – 2.3%) for the Company’s term loan credit facilities. One of the Company’s term loan credit facilities bears interest at a fixed rate of 7.7%. Interest payments are made in monthly, quarterly or semi-annual payments.
Repayments under term loan credit facilities are made in quarterly or semi-annual payments. For those related to newbuilding containerships, payments commence three, six or thirty-six months after delivery of the associated newbuilding containership, utilization date or the inception date of the term loan credit facilities.
The following is a schedule of future minimum repayments under the Company’s term loan credit facilities as of December 31, 2021:

2022	$555.5
2023	376.4
2024	148.9
2025	146.1
2026	851.6
Thereafter	263.3
$2,341.8
(c)Credit facilities – other:
As at December 31, 2021, the Company’s credit facilities were secured by first-priority mortgages granted on most of its power generation assets and 65 of its vessels together with other related security. The security for each of the Company’s current secured credit facilities includes:
•A first priority mortgage on collateral assets;
•An assignment of the Company’s lease agreements and earnings related to the related collateral assets;
•An assignment of the insurance policies covering each of the collateral assets that are subject to a related mortgage and/or security interest;
•An assignment of the Company’s related shipbuilding contracts and the corresponding refund guarantees;
•A pledge over shares of various subsidiaries; and
•A pledge over the related retention accounts.
As at December 31, 2021, $1,511,365,000 principal amount of indebtedness under the Company’s term loan and revolving credit facilities was secured by a portfolio of 52 vessels, the composition of which can be changed, and is subject to a borrowing base and portfolio concentration requirements, as well as compliance with financial covenants and certain negative covenants.
13.    Long term debt (continued):
(c)Credit facilities – other (continued):
The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances, with the exception of one term loan credit facility, where the Company may prepay borrowings up to March 6, 2023 with penalties and thereafter without penalty. A prepayment may be required as a result of certain events, including change of control and, where applicable, the sale or loss of assets or a termination or expiration of certain lease agreements (and the inability to enter into a lease replacing the terminated or expired lease suitable to lenders within a specified period of time). The amount that must be prepaid may be calculated based on the loan to market value. In these circumstances, valuations of the Company’s assets are conducted on a “without lease” and/or “orderly liquidation” basis as required under the credit facility agreement.
Each credit facility contains a mix of financial covenants requiring the borrower and/or guarantor of the facility to maintain minimum liquidity, tangible net worth, interest and principal coverage ratios, and debt-to-assets ratios, as defined. Each of Atlas and Seaspan are guarantors under certain facilities.
Some of the facilities also have an interest and principal coverage ratio, debt service coverage and vessel value requirement for the subsidiary borrower. The Company was in compliance with these covenants as at December 31, 2021.
(d)Senior unsecured notes:
In February 2021, the Company issued $200,000,000 of 6.5% senior unsecured sustainability-linked bonds in the Nordic bond market (“2024 Bonds”). In April 2021, the Company issued a further $300,000,000 of senior unsecured sustainability-linked bonds in the Nordic bond market (the “2026 Bonds” and together with the 2024 Bonds, the “Bonds”). The Bonds mature in February 2024 and April 2026, respectively, and bear interest at 6.5% per annum. If the sustainability performance targets are not met during the term of the Bonds, the Bonds will be settled at maturity at 100.5% of the initial principal. The Bonds are listed on the Oslo Stock Exchange.
In May 2021, the Company exchanged an aggregate principal amount of $52,198,825 7.125% senior notes due 2027 of its wholly owned subsidiary, Seaspan Corporation (the “Seaspan Notes”), for an equivalent amount of its 7.125% senior notes due 2027 (the “Atlas Notes”), registered under the Securities Act of 1933, as amended, and listed on the Nasdaq Global Market. In July 2021, the Company exchanged an additional $151,000 of Seaspan Notes for Atlas Notes, and redeemed all remaining Seaspan Notes.
On July 14, 2021, the Company issued $750,000,000 of senior unsecured notes. These notes mature in 2029 and accrue interest at 5.5% per annum, payable semi-annually beginning on February 1, 2022. The notes are a blue transition bond developed to further the Company’s sustainability efforts.
(e)Fairfax Notes:
Pursuant to the Fairfax Exchange as described in note 6(b), the Company exchanged $200,000,000 aggregate principal amount of the 2026 Fairfax Notes and all $100,000,000 aggregate principal amount of the 2027 Fairfax Notes for (i) 12,000,000 Series J 7.00% Cumulative Redeemable Perpetual Preferred Shares, and (ii) 1,000,000 five year warrants to purchase an equal number of Atlas common shares at an exercise price of $13.71 per share. The exchanged 2026 Fairfax Notes and 2027 Fairfax Notes were subsequently cancelled.
In connection with the Fairfax Exchange, the Fairfax Holders also agreed to amend the terms of the $300,000,000 aggregate principal amount of the Fairfax Notes that remain outstanding following the Fairfax Exchange, which includes all 2025 Fairfax Notes and 2026 Fairfax Notes. The Amendment, among other things, eliminated the Fairfax Holders’ mandatory redemption and put rights and released and discharged all outstanding guarantees and liens on collateral thereunder. The Fairfax Holders also agreed to terminate Seaspan’s Amended and Restated Pledge and Collateral Agent Agreement and to release and discharge all liens on collateral thereof. The Company had the option to redeem the amended notes, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest.
13.    Long term debt (continued):
(e)Fairfax Notes (continued):
In August 2021, the remaining 2025 Fairfax Notes and 2026 Fairfax Notes were redeemed for cash at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest. As a result of the Fairfax Exchange and subsequent redemption of the 2025 Fairfax Notes and 2026 Fairfax Notes, the Company recorded a loss on debt extinguishment of $121,715,000 for the year ended December 31, 2021, respectively (2020 – $nil; 2019 – $nil), representing the write-off of the existing associated debt discount and deferred financing fees.
(f)Senior Unsecured Exchangeable Notes:
On December 21, 2020, the Company, through its wholly-owned subsidiary, Seaspan Corporation issued $201,250,000 aggregate principal amount of 3.75% exchangeable senior unsecured notes due 2025 (the “Exchangeable Notes”) in a private placement. The Exchangeable Notes are exchangeable at the holders’ option into an aggregate of 15,474,817 Atlas common shares at an initial exchange price of $13.005 per share, in equivalent cash or a combination of Atlas common shares and cash, as elected by the Company, on or after September 15, 2020, or earlier in the following circumstances:
•After December 31, 2020, if the last reported price of an Atlas common share is at least 130% of the exchange price then in effect over a specified measurement period;
•If the trading price per $1,000 principal amount of Exchangeable Notes during a specified measurement period is less than 98% of the last reported sale price on Atlas common shares multiplied by the applicable exchange rate; and
•Upon the occurrence of certain significant corporate events, or in response to early redemption elected by the Company.
The exchange price is subject to anti-dilution and make-whole clauses.
The holders may require the Company to redeem the Exchangeable Notes held by them upon the occurrence of certain corporate events qualifying as a fundamental change in the business. The Company may redeem the Exchangeable Notes in connection with certain tax-related events or on any business day on or after December 20, 2023 and prior to September 15, 2025, if the last reported sale price of an Atlas common share is at least 130% of the exchange price during a specified measurement period. A redemption of the Exchangeable Notes is made at 100% of the principal amount, plus accrued and unpaid interest. The Exchangeable Notes mature on December 15, 2025, unless earlier exchanged, repurchased or redeemed.
Upon issuance, the proceeds from the Exchangeable Notes were allocated between debt, measured at fair value of $195,000,000 and equity of $6,250,000 representing the residual value related to the conversion feature. The difference between the face value and carrying value of the debt reflects the debt discount, which is amortized through interest expense using an effective interest rate of 4.5%, over the remaining life of the debt. Interest payment is semi-annually in arrears on June 15 and December 15 of each year, beginning on June 15, 2021.
Capped Call Transactions
In connection with the issuance of the Exchangeable Notes, the Company entered into capped call transactions with affiliates of certain of the initial purchasers of the Exchangeable Notes and other financial institutions, using $15,536,000 in proceeds from the issuance, to reduce the potential dilution to Atlas common shares upon any exchange of notes and/or offset any cash payments the Company is required to make upon exchange of the Exchangeable Notes, in excess of the principal amount. They may be settled in cash, shares, or a combination of cash and shares as determined by the settlement method of the Exchangeable Notes, at a strike price with underlying shares equal to that of the Exchangeable Notes and subject to anti-dilution adjustments substantially similar to those applicable to the Exchangeable Notes. The capped calls are exercisable up to a maximum price of $17.85 per share, subject to certain adjustments. The instruments expire on December 15, 2025.
13.    Long term debt (continued):
(g)Senior Secured Notes:
In May 2021, the Company entered into a note purchase agreement to issue $500,000,000 of sustainability-linked, senior secured notes (the “Senior Secured Notes”) in a US private placement. The Senior Secured Notes comprise four series, each ranking pari passu with the Company’s existing and future debt financing program. The Series A, Series C and Series D Senior Secured Notes were issued in May 2021, with interest rates ranging from 3.91% to 4.26% and maturities from June 2031 to June 2036. The Series B Senior Secured Notes, which bear interest at 3.91% per annum and mature in 2031, were issued in August 2021. The Senior Secured Notes contain certain sustainability features, and are subject to adjustment based on Seaspan’s achievements relative to certain key performance indicators.